Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Jennison Small Company Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.

JennisonDryden Portfolios

JennisonDryden Opportunity Funds

Dryden California Municipal Fund

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden Government Securities Trust

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Municipal Bond Fund

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Tax-Managed Funds

Dryden Total Return Bond Fund, Inc.

MoneyMart Assets, Inc.

Prudential Investment Portfolios, Inc.

Prudential Sector Funds, Inc.

Prudential World Fund, Inc.

Nicholas-Applegate Fund, Inc.

Strategic Partners Mutual Funds, Inc.

Strategic Partners Style Specific Funds, Inc.

Target Asset Allocation Funds, Inc.

Supplement dated November 4, 2008 to the Statement of Additional Information

This supplement amends the Statement of Additional Information (“SAI”) of each of the Funds referenced below and is in addition to any existing supplement to a Fund’s SAI.

Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Conservative Growth Fund

Jennison Equity Opportunity Fund

Jennison Financial Services Fund

Jennison Growth Fund

Jennison Health Sciences Fund

Jennison Natural Resources Fund, Inc.

Jennison Select Growth Portfolio

Jennison Small Company Fund, Inc.

Jennison Utility Fund

Jennison Value Fund

JennisonDryden Conservative Allocation Fund

JennisonDryden Moderate Allocation Fund

JennisonDryden Growth Allocation Fund

Jennison Small Cap Opportunity Fund

Jennison Equity Income Fund

Target Conservative Allocation Fund

Target Moderate Allocation Fund

Target Growth Allocation Fund

Nicholas-Applegate Growth Equity Fund

Dryden Active Allocation Fund

Dryden Global Total Return Fund

Dryden Government Income Fund

Dryden High Yield Fund

Dryden International Equity Fund

Dryden International Value Fund

Dryden Large Cap Core Equity Fund

Dryden Money Market Fund

Dryden Mid-Cap Value Fund

Dryden National Municipals Fund

Dryden Short-Term Corporate Bond Fund

Dryden Small-Cap Core Equity Fund

Dryden Small Capitalization Value Fund

Dryden Stock Index Fund

Dryden Strategic Value Fund

Dryden Total Return Bond Fund

Dryden US Equity Active Extension Fund

California Income Series

High Income Series

Insured Series

Money Market Series

MoneyMart Assets

LR00243

1. The section captioned “Purchase, Redemption and Pricing of Fund Shares – Involuntary Redemption” is deleted and replaced with the following:

Involuntary Redemption. If the value of your account is less than $500 for any reason, we may sell the rest of your shares (without charging any CDSC) and close your account. However, due to extraordinary market conditions, the threshold at which we may involuntarily redeem your shares and close your account (which is typically processed during the 4th calendar quarter of each year) is lowered to $250 for 2008. The involuntary sale provisions do not apply to: (i) an IRA or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan ("AIP") accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts with the same registration associated with multiple share classes within the Fund, or (iv) clients with assets more than $50,000 across the Strategic Partners and JennisonDryden families of mutual funds. "Client" for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see "Reducing or Waiving Class A's Initial Sales Charge" in the Prospectus.

2. The section captioned “Purchase, Redemption and Pricing of Fund Shares – Small Account Maintainence Fee” is deleted and replaced with the following:

Small Account Maintenance Fee. In order to offset the disproportionate effect (in basis points) of expenses associated with servicing small balance accounts, if the value of your account is less than $2,500, a $15 annual small account maintenance fee will be deducted from your account. However, due to extraordinary market conditions, the minimum account value for purposes of assessing the $15 annual small account maintenance fee is reduced from $2,500 to $1,500 for 2008. The $15 annual small account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small account maintenance fee will be waived. The $15 small account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (v) AIP accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets of more than $50,000 across the Strategic Partners and JennisonDryden families of mutual funds. "Client" for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see "Reducing or Waiving Class A's Initial Sales Charge" in the Prospectus.

LR00243